Amounts Due to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amounts due to related parties	$ 16	$ 8
Wuxi iCarnegie
Related Party Transaction [Line Items]
Amounts due to related parties	8	8
Wuxi IoT
Related Party Transaction [Line Items]
Amounts due to related parties	$ 8